Intangible assets, net (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 Patents Trademark and Licenses [Member] USD ($)	Jun. 30, 2013 Patents Trademark and Licenses [Member] CNY	Jun. 30, 2012 Patents Trademark and Licenses [Member] CNY	Jun. 30, 2013 Copyrights Mini Lamb Video Series and Franchises Agreement [Member] USD ($)	Jun. 30, 2013 Copyrights Mini Lamb Video Series and Franchises Agreement [Member] CNY	Jun. 30, 2012 Copyrights Mini Lamb Video Series and Franchises Agreement [Member] CNY	Jun. 30, 2013 Non Competition Agreement [Member] USD ($)	Jun. 30, 2013 Non Competition Agreement [Member] CNY	Jun. 30, 2012 Non Competition Agreement [Member] CNY	Jun. 30, 2013 Preferential Leasing Contracts [Member] USD ($)	Jun. 30, 2013 Preferential Leasing Contracts [Member] CNY	Jun. 30, 2012 Preferential Leasing Contracts [Member] CNY
Finite-Lived Intangible Assets, Gross	$ 16,047,512	98,490,000	81,370,000	$ 6,276,273	38,520,000	37,070,000	$ 3,547,105	21,770,000	21,700,000	$ 814,677	5,000,000	5,000,000	$ 5,409,457	33,200,000	17,600,000
Accumulated amortizaiton	(2,961,452)	(18,175,614)	(12,554,612)	(1,143,343)	(7,017,155)	(4,355,489)	(713,847)	(4,381,167)	(3,450,000)	(661,052)	(4,057,143)	(3,900,000)	(443,210)	(2,720,149)	(849,123)
Intangible assets, net	$ 13,086,060	80,314,386	68,815,388